LEASES - Supplemental Cash Flow (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used for operating leases	$ 1,078,000
Operating cash used for finance leases	23,000
Financing cash used for finance leases	18,000	$ 19,000	$ 73,903	$ 72,130	$ 3,048,052
Total	$ 1,119,000